CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 28, 2013	Dec. 29, 2012
Common Stock Par Or Stated Value Per Share (in dollars per share)	$ 0.005	$ 0.005
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	8,491,382	7,667,708
Common Stock, Shares, Outstanding	8,036,622	7,227,708
Preferred Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Treasury Stock, Shares	454,760	440,000